Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document and Entity Information [Abstract]
Document Type	POS AM
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	AerSale Corp
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001754170
Amendment Flag	true
Amendment Description	Amendment No.1